13F-
03/31/2006
0001353342
$yw2qzog
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  May 15, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AMERICAN HOME MTG INVT CORP    COMMON STOCK     02660R107     1233    39500 SH       SOLE     01           39500        0        0
D AMERICAN INTL GROUP INC	 COMMON STOCK	  026874107	1950	29500 SH       SOLE	01	     29500	  0	   0
D BP PLC			 SPONSORED ADR    055622104     5667    82200 SH       SOLE     01           82200        0        0
D BRISTOW GROUP INC              COMMON STOCK     110394103     3090   100000 SH       SOLE     01          100000        0        0
D CHC HELICOPTER CORP		 CL A SUB VGT     12541C203     4393   173400 SH       SOLE     01          173400        0        0
D CREE INC		         COMMON STOCK     225447101     3445   105000 SH       SOLE     01          105000        0        0
D CYPRESS SEMICONDUCTOR CORP     COMMON STOCK	  232806109     2119   125000 SH       SOLE     01          125000        0        0
D ENDWAVE CORP	 	         COMMON STOCK     29264A206     1578   107400 SH       SOLE     01          107400        0        0
D EQUINIX INC			 COMMON STOCK 	  29444U502     4919    76600 SH       SOLE     01           76600        0        0
D FOCUS MEDIA HLDG LTD	         SPONSORED ADR    34415V109     8739   150621 SH       SOLE     01          150621 	  0        0
D GEVITY HR INC                  COMMON STOCK     374393106     4819   197000 SH       SOLE     01          197000        0        0
D GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202      207     6200 SH       SOLE     01            6200        0        0
D HEALTHSPRING INC	         COMMON STOCK     42224N101      651    35000 SH       SOLE     01           35000        0        0
D IMPAC MTG HLDGS INC            COMMON STCOK     45254P102      993   103000 SH       SOLE     01          103000        0        0
D J2 Global Communications Inc   COMMON STOCK     46626E205     5523   117500 SH       SOLE     01          117500        0        0
D LAS VEGAS SANDS CORP	 	 COMMON STOCK     517834107     7564   133500 SH       SOLE     01          133500        0        0
D MERRILL LYNCH & CO INC         COMMON STOCK     590188108     2426    30800 SH       SOLE     01           30800        0        0
D NETFLIX COM INC	         COMMON STOCK     64110L106      826    28500 SH       SOLE     01           28500        0        0
D NEWS CORP                      CL A		  65248E104     2043   123004 SH       SOLE     01          123004        0        0
D NEXEN INC			 COMMON STOCK     65334H102     3880    70500 SH       SOLE     01           70500        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947400     1940    58000 SH       SOLE     01           58000        0        0
D NRG ENERGY INC	         COMMON STOCK     629377508     5146   113800 SH       SOLE     01          113800        0        0
D NUTRI SYS INC NEW              COMMON STOCK     67069D108     2376    50000 SH       SOLE     01           50000        0        0
D ORCKIT COMMUNICATIONS LTD      SHS NEW          M7531S206     1649    75000 SH       SOLE     01           75000        0        0
D PORTALPLAYER INC               COMMON STOCK     736187204     1414    63594 SH       SOLE     01           63594        0        0
D RESEARCH IN MOTION LTD         COMMON STOCK     760975102     6578    77500 SH       SOLE     01           77500        0        0
D SPRINT NEXTEL CORP	         COMMON STOCK     852061100     6202   240000 SH       SOLE     01          240000        0        0
D SUNPOWER CORP		         COM CL A	  867652109     1526    40000 SH       SOLE     01           40000        0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     4935    93300 SH       SOLE     01           93300        0        0
D TERREMARK WORLDWIDE INC        COMMON STOCK     881448203     1693   199200 SH       SOLE     01          199200        0        0
D TWEETER HOME ENTMT GROUP INC   COMMON STOCK     901167106     3528   450000 SH       SOLE     01          450000        0        0
D UNDER ARMOUR INC               CL A		  904311107      324    10000 SH       SOLE     01           10000        0        0
D WENDYS INTL INC	         COMMON STOCK     950590109     3910    63000 SH       SOLE     01           63000        0        0
S REPORT SUMMARY                 33 DATA RECORDS              107286        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/06
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            33
               Total Records                   33
               Total Omitted                    0
Report Market Value x($1000)               117513
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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